Unaudited Consolidated Statement of Loss and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Revenue	$ 905,813	$ 1,237,635
Cost of sales	(933,111)	(1,216,020)
Gross profit/(loss)	(27,298)	21,615
Selling, general, and administrative expense	(437,840)	(474,607)
Research and development expense	(23,345)	(83,050)
Other operating income, net	24,034	38,559
Profit (loss) from operating activities	(464,449)	(497,483)
Finance income	5,606	12,489
Finance expense	(201,427)	(92,656)
Fair value change - Earn-out rights	139,638	232,995	[1]
Fair value change - Class C Shares	2,500	10,750	[1]
Share of losses in associates	(4,350)	0
Loss before income taxes	(522,482)	(333,905)
Income tax expense	(17,003)	(6,925)
Net loss	(539,485)	(340,830)	[1]
Net loss	(539,485)	(340,830)	[1]
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(23,823)	(27,658)
Total other comprehensive loss	(23,823)	(27,658)
Total comprehensive loss	$ (563,308)	$ (368,488)

[1]	1 - Refer to Note 18 - Restatement of prior period financial statements for reconciliations between originally reported and as revised amounts.